Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Casino	$ 4,842,836	$ 5,878,775	$ 5,875,782
Rooms	1,876,733	1,768,012	1,646,303
Food and beverage	1,575,496	1,558,937	1,469,582
Entertainment	539,318	560,116	522,911
Retail	201,688	191,351	194,602
Other	506,934	507,639	490,349
Reimbursed costs	398,836	383,434	364,664
Total revenues, gross	9,941,841	10,848,264	10,564,193
Less: Promotional allowances	(751,773)	(766,280)	(754,530)
Total revenues, net	9,190,068	10,081,984	9,809,663
Expenses
Casino	2,882,752	3,643,881	3,684,810
Rooms	564,094	548,993	516,605
Food and beverage	917,993	908,916	844,431
Entertainment	410,284	422,115	386,252
Retail	102,904	99,455	107,249
Other	348,513	361,904	354,705
Reimbursed costs	398,836	383,434	364,664
General and administrative	1,309,104	1,318,749	1,278,450
Corporate expense	274,551	238,811	216,745
Preopening and start-up expenses	71,327	39,257	13,314
Property transactions, net	1,503,942	41,002	124,761
Depreciation and amortization	819,883	815,765	849,225
Total expenses	9,604,183	8,822,282	8,741,211
Income from unconsolidated affiliates	257,883	63,836	68,829
Operating income (loss)	(156,232)	1,323,538	1,137,281
Non-operating income (expense)
Interest expense, net of amounts capitalized	(797,579)	(817,061)	(857,347)
Non-operating items from unconsolidated affiliates	(76,462)	(87,794)	(208,682)
Other, net	(15,970)	(7,797)	(9,062)
Total non-operating income (expense)	(890,011)	(912,652)	(1,075,091)
Income (loss) before income taxes	(1,046,243)	410,886	62,190
Benefit (provision) for income taxes	6,594	(283,708)	(20,816)
Net income (loss)	(1,039,649)	127,178	41,374
Less: Net (income) loss attributable to noncontrolling interests	591,929	(277,051)	(213,108)
Net loss attributable to MGM Resorts International	$ (447,720)	$ (149,873)	$ (171,734)
Net loss per share of common stock attributable to MGM Resorts International
Basic	$ (0.82)	$ (0.31)	$ (0.35)
Diluted	$ (0.82)	$ (0.31)	$ (0.35)